Other Financial Assets - Summary of Other Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Current	$ 118,383	$ 57,623
Financial assets Financial assets measured at amortized cost, Current	13,827	30,040
Hedging derivatives, Current	86,465	18,508
Non-hedging derivatives, Current	1,321	1,523
Other current financial assets	230,279	120,383
Financial assets at fair value through profit or loss, Non-Current	25,460	70
Financial assets Financial assets measured at amortized cost, Non-Current		3,139
Financial assets at fair value with change in other comprehensive income Non-Current	268	320
Hedging derivatives, Non-Current	29,635	51,619
Other non-current financial assets	2,790,863	3,049,811
Service concession arrangements [member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets Financial assets measured at amortized cost, Current	10,283	12,689
Financial assets at fair value through profit or loss, Non-Current	2,468,149	2,652,064
Financial assets Financial assets measured at amortized cost, Non-Current	267,351	342,599
Service concession arrangements [member] | Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	831,941	898,154
Service concession arrangements [member] | Enel Distribución Ceara
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	582,649	589,684
Service concession arrangements [member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	43,318	37,589
Service concession arrangements [member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	$ 1,010,241	$ 1,126,637